Segment Reporting	12 Months Ended
Dec. 31, 2022
Disclosure Of Segment Reporting [Abstract]
Segment Reporting
37. Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2022, and 2021, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Financial assets at amortized cost - Loans and advances	717,096,502	738,256,313
Corporate banking	67,395,683	60,631,384
Small and medium companies	261,891,287	243,198,293
Retail	387,809,532	434,426,636

Other assets	1,234,844,106	1,270,022,667

TOTAL ASSETS	1,951,940,608	2,008,278,980

Financial liabilities at amortized cost – Deposits	1,313,820,228	1,379,790,010
Corporate banking	284,070,714	303,344,471

Small and medium companies	243,413,985	290,098,168
Retail	786,335,529	786,347,371

Other liabilities	276,718,972	310,949,187

TOTAL LIABILITIES	1,590,539,200	1,690,739,197

The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated Statement of Profit or Loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation.